Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000198231 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
C000198231 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000198231 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000198231 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198231 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198231 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198231 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198231 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000198231 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000198231 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000198231 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198231 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103257 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[2]
C000103257 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000103257 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000103257 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103257 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103257 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103257 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103257 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000103257 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103257 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000103257 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103257 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103256 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[3]
C000103256 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000103256 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000103256 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103256 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103256 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103256 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103256 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000103256 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103256 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000103256 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103256 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103258 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[4]
C000103258 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000103258 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000103258 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103258 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103258 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103258 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103258 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000103258 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000103258 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000103258 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103258 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121567 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
Percent of Total Long Exposure	50.30%	[5]
Percent of Total Short Exposure	49.70%	[5]
C000121567 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[5],[6]
Percent of Total Long Exposure	4.60%	[5],[6]
Percent of Total Short Exposure	6.10%	[5],[6]
C000121567 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	37.80%	[5]
Percent of Total Long Exposure	19.40%	[5]
Percent of Total Short Exposure	18.40%	[5]
C000121567 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
Percent of Total Long Exposure	2.20%	[5]
Percent of Total Short Exposure	2.30%	[5]
C000121567 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
Percent of Total Long Exposure	2.70%	[5]
Percent of Total Short Exposure	2.70%	[5]
C000121567 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
Percent of Total Long Exposure	2.00%	[5]
Percent of Total Short Exposure	1.60%	[5]
C000121567 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
Percent of Total Long Exposure	1.70%	[5]
Percent of Total Short Exposure	1.50%	[5]
C000121567 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
Percent of Total Long Exposure	1.50%	[5]
Percent of Total Short Exposure	0.70%	[5]
C000121567 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%	[5]
Percent of Total Long Exposure	11.20%	[5]
Percent of Total Short Exposure	11.10%	[5]
C000121567 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[5]
Percent of Total Long Exposure	0.50%	[5]
Percent of Total Short Exposure	1.40%	[5]
C000121567 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
Percent of Total Long Exposure	1.10%	[5]
Percent of Total Short Exposure	1.30%	[5]
C000121567 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
Percent of Total Long Exposure	3.40%	[5]
Percent of Total Short Exposure	2.60%	[5]
C000121568 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
Percent of Total Long Exposure	50.30%	[7]
Percent of Total Short Exposure	49.70%	[7]
C000121568 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[7],[8]
Percent of Total Long Exposure	4.60%	[7],[8]
Percent of Total Short Exposure	6.10%	[7],[8]
C000121568 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	37.80%	[7]
Percent of Total Long Exposure	19.40%	[7]
Percent of Total Short Exposure	18.40%	[7]
C000121568 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[7]
Percent of Total Long Exposure	2.20%	[7]
Percent of Total Short Exposure	2.30%	[7]
C000121568 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%	[7]
Percent of Total Long Exposure	2.70%	[7]
Percent of Total Short Exposure	2.70%	[7]
C000121568 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
Percent of Total Long Exposure	2.00%	[7]
Percent of Total Short Exposure	1.60%	[7]
C000121568 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
Percent of Total Long Exposure	1.70%	[7]
Percent of Total Short Exposure	1.50%	[7]
C000121568 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.20%	[7]
Percent of Total Long Exposure	1.50%	[7]
Percent of Total Short Exposure	0.70%	[7]
C000121568 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%	[7]
Percent of Total Long Exposure	11.20%	[7]
Percent of Total Short Exposure	11.10%	[7]
C000121568 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[7]
Percent of Total Long Exposure	0.50%	[7]
Percent of Total Short Exposure	1.40%	[7]
C000121568 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.40%	[7]
Percent of Total Long Exposure	1.10%	[7]
Percent of Total Short Exposure	1.30%	[7]
C000121568 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%	[7]
Percent of Total Long Exposure	3.40%	[7]
Percent of Total Short Exposure	2.60%	[7]
C000121569 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
Percent of Total Long Exposure	50.30%	[9]
Percent of Total Short Exposure	49.70%	[9]
C000121569 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[9],[10]
Percent of Total Long Exposure	4.60%	[9],[10]
Percent of Total Short Exposure	6.10%	[9],[10]
C000121569 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	37.80%	[9]
Percent of Total Long Exposure	19.40%	[9]
Percent of Total Short Exposure	18.40%	[9]
C000121569 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[9]
Percent of Total Long Exposure	2.20%	[9]
Percent of Total Short Exposure	2.30%	[9]
C000121569 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%	[9]
Percent of Total Long Exposure	2.70%	[9]
Percent of Total Short Exposure	2.70%	[9]
C000121569 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
Percent of Total Long Exposure	2.00%	[9]
Percent of Total Short Exposure	1.60%	[9]
C000121569 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
Percent of Total Long Exposure	1.70%	[9]
Percent of Total Short Exposure	1.50%	[9]
C000121569 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.20%	[9]
Percent of Total Long Exposure	1.50%	[9]
Percent of Total Short Exposure	0.70%	[9]
C000121569 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%	[9]
Percent of Total Long Exposure	11.20%	[9]
Percent of Total Short Exposure	11.10%	[9]
C000121569 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[9]
Percent of Total Long Exposure	0.50%	[9]
Percent of Total Short Exposure	1.40%	[9]
C000121569 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
Percent of Total Long Exposure	1.10%	[9]
Percent of Total Short Exposure	1.30%	[9]
C000121569 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
Percent of Total Long Exposure	3.40%	[9]
Percent of Total Short Exposure	2.60%	[9]
C000166017 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[11]
Percent of Total Long Exposure	50.30%	[11]
Percent of Total Short Exposure	49.70%	[11]
C000166017 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[11],[12]
Percent of Total Long Exposure	4.60%	[11],[12]
Percent of Total Short Exposure	6.10%	[11],[12]
C000166017 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	37.80%	[11]
Percent of Total Long Exposure	19.40%	[11]
Percent of Total Short Exposure	18.40%	[11]
C000166017 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[11]
Percent of Total Long Exposure	2.20%	[11]
Percent of Total Short Exposure	2.30%	[11]
C000166017 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%	[11]
Percent of Total Long Exposure	2.70%	[11]
Percent of Total Short Exposure	2.70%	[11]
C000166017 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.60%	[11]
Percent of Total Long Exposure	2.00%	[11]
Percent of Total Short Exposure	1.60%	[11]
C000166017 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%	[11]
Percent of Total Long Exposure	1.70%	[11]
Percent of Total Short Exposure	1.50%	[11]
C000166017 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.20%	[11]
Percent of Total Long Exposure	1.50%	[11]
Percent of Total Short Exposure	0.70%	[11]
C000166017 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%	[11]
Percent of Total Long Exposure	11.20%	[11]
Percent of Total Short Exposure	11.10%	[11]
C000166017 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
Percent of Total Long Exposure	0.50%	[11]
Percent of Total Short Exposure	1.40%	[11]
C000166017 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.40%	[11]
Percent of Total Long Exposure	1.10%	[11]
Percent of Total Short Exposure	1.30%	[11]
C000166017 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%	[11]
Percent of Total Long Exposure	3.40%	[11]
Percent of Total Short Exposure	2.60%	[11]
C000223507 [Member] | Malayan Banking Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000223507 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000223507 [Member] | KT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000223507 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Etihad Etisalat Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000223507 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000223507 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[14]
C000223507 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223507 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000223507 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223507 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223507 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223507 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000223507 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223507 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223507 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223507 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223507 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000223508 [Member] | Malayan Banking Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000223508 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000223508 [Member] | KT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000223508 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Etihad Etisalat Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000223508 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000223508 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[16]
C000223508 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223508 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000223508 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223508 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223508 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223508 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000223508 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223508 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223508 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223508 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223508 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000223506 [Member] | Malayan Banking Bhd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000223506 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000223506 [Member] | KT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000223506 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Ooredoo QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Etihad Etisalat Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000223506 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000223506 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[18]
C000223506 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223506 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000223506 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223506 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223506 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223506 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000223506 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223506 [Member] | QATAR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223506 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223506 [Member] | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000223506 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)

[1]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[10]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[11]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[12]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[13]	Excludes short-term securities.
[14]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[15]	Excludes short-term securities.
[16]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[17]	Excludes short-term securities.
[18]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.